Income Taxes - Reconciliation of Effective Tax Rates (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%	27.55%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent					4.00%	3.80%	2.90%
Effective Income Tax Rate Reconciliation, Tax Credit, Percent					(0.90%)	(1.50%)	(1.20%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent					0.00%	0.00%	(12.90%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent					(0.50%)	0.00%	(0.50%)
Effective income tax rate reconciliation, percent, total	22.70%	23.80%	21.80%	23.90%	23600.00%	23.30%	15.90%